Structured entities (Tables)	12 Months Ended
Sep. 30, 2021
Structured entities
Schedule of the Group's interests in unconsolidated structured entities and its maximum exposure to loss in relation to those interests

	Investment in
	third party
	mortgage and			Interest
	other	Financing to	Group	in other
Consolidated	asset-backed	securitisation	managed	structured
$m	securities[1]	vehicles	funds	entities	Total
2021
Assets
Trading securities and financial assets measured at FVIS	2,694	-	-	40	2,734
Investment securities	5,352	-	-	-	5,352
Loans	-	23,028	-	18,415	41,443
Life insurance assets[2]	-	-	-	-	-
Other assets	-	-	55	-	55
Assets held for sale	-	-	232	695	927
Total on-balance sheet exposures	8,046	23,028	287	19,150	50,511
Total notional amounts of off-balance sheet exposures	—	6,609	15	8,553	15,177
Maximum exposure to loss	8,046	29,637	302	27,703	65,688
Size of structured entities[3]	74,925	29,637	77,036	48,309	229,907

2020
Assets
Trading securities and financial assets measured at FVIS	1,526	-	-	34	1,560
Investment securities	6,105	-	-	-	6,105
Loans	-	20,094	-	16,955	37,049
Life insurance assets	-	-	204	129	333
Other assets	-	-	52	-	52
Total on-balance sheet exposures	7,631	20,094	256	17,118	45,099
Total notional amounts of off-balance sheet exposures	-	6,122	44	7,768	13,934
Maximum exposure to loss	7,631	26,216	300	24,886	59,033
Size of structured entities[3]	59,324	26,216	67,423	40,209	193,172

1.	The Group’s interests in third-party mortgages and other asset-backed securities are senior tranches of notes and are investment grade rated.
2.	Balances reclassified to assets held for sale.
3.

Represents either the total assets or market capitalisation of the entity, or if not available, the Group’s total committed exposure (for lending arrangements and external debt and equity holdings), funds under management (for Group managed funds) or the total value of notes on issue (for investments in third-party asset-backed securities).